Other operating income	6 Months Ended
Jun. 30, 2023
Other operating income
Other operating income

4Other operating income

The analysis of the Group’s other operating income for the period is as follows:

	6 months ended	6 months ended
	June 30,	June 30,
	2023	2022
	£ 000	£ 000
Government grants	1,874	1,214
R&D tax relief	13,971	2,193
	15,845	3,407

Government grants

The group receives government grants relating to specific research and development activities relating to eVTOL technologies and is recognised in the period to which the expense it is intended to fund relates. The grant is made to fund research and development expenditure and is recognised in profit or loss in the period to which the expense it is intended to fund relates.

R&D tax relief

The R&D tax relief relates to the research and development tax reliefs provided by the UK Government in support of UK companies working on innovative projects in science and technology.